Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(in millions of Canadian dollars)	NOTE	MATURITY	2017	2016
Revolving credit facility, weighted average interest rate of 3.39% as at December 31, 2017, consists of $5 million and US$151 million (December 31, 2016 - $(19) million; US$82 million and €(1) million)	14(b)	2021	195	90
5.50% Unsecured senior notes of $250 million		2021	250	250
5.50% Unsecured senior notes of US$400 million (December 31,2016 - US$550 million)	14(a)	2022	503	738
5.75% Unsecured senior notes of US$200 million (December 31, 2016 - US$250 million)	14(a)	2023	252	336
Other debts of subsidiaries			66	62
Other debts without recourse to the Corporation			320	105
			1,586	1,581
Less: Unamortized financing costs			10	15
Total long-term debt			1,576	1,566
Less:
Current portion of debts of subsidiaries			14	13
Current portion of debts without recourse to the Corporation			45	23
			59	36
			1,517	1,530

Disclosure of finance lease and operating lease by lessee
Future minimum lease payments under finance leases together with the present value of the net minimum lease payments are as follows:

	2017		2016
(in millions of Canadian dollars)	MINIMUM PAYMENTS	PRESENT VALUE OF PAYMENTS	MINIMUM PAYMENTS	PRESENT VALUE OF PAYMENTS
Within one year	11	9	8	7
Later than one year but no later than five years	22	18	19	15
More than five years	6	6	7	6
Total minimum lease payments	39	33	34	28
Less: amounts representing finance charges	6	—	6	—
Present value of minimum lease payments	33	33	28	28